PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4  - PROPERTY AND EQUIPMENT, NET:

The composition of the Company’s property and equipment, grouped by major classifications, is as follows:

	December 31
	2025	2024
Cost:
Computers	$93	$87
Office furniture	15	12
	$108	$99
Accumulated depreciation:
Computers	80	67
Office furniture	3	2
	$83	$69
Property and equipment, net	$25	$30

Depreciation expenses were $14 and $25 in the years ended December 31, 2025 and 2024, respectively.